Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Consolidated Balance Sheets
Rent and other receivables, net of allowance	$ 0	$ 15,194	$ 38,628
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	250,000,000	250,000,000	250,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares, issued	4,500,144	2,321,582	1,148,002
Common stock, shares, outstanding	4,500,144	2,321,582	1,148,002